[LOGO] CMA(R)

CMA MONEY FUND

Semi-Annual Report

September 30, 1998


[LOGO] Merrill Lynch

DEAR SHAREHOLDER:

For the six-month period ended September 30, 1998, CMA Money Fund paid shareholders a net annualized dividend of 5.16%.* The Fund's 7-day yield as of September 30, 1998 was 5.07%.

The average portfolio maturity of CMA Money Fund at September 30, 1998 was 83 days, compared to 76 days at March 31, 1998.

The Environment

Concerns over the prospects for the worldwide economy spilled over into the US stock market during the six months ended September 30, 1998. The increased volatility in US share prices reflected the deteriorating outlook for corporate profits amid signs of a weakening US economy. The uncertain economic picture and the resulting flight to quality by investors pushed the 30-year US Treasury bond to record low yields. In contrast, corporate bonds, mortgage-backed securities and emerging markets debt underperformed Treasury securities by a wide margin. The leverage/derivatives-related problems of a major hedge fund and possible impeachment of President Clinton further heightened investor uncertainties, as did Russia's devaluation of the ruble and effective repudiation of its debt in August. A one-quarter point cut in the Federal Funds rate in late September did not restore investor confidence, since a more significant easing of monetary policy was expected. However, the central bank unexpectedly cut the Federal Funds rate another quarter point in October, which investors viewed positively.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

As long as worldwide economic prospects appear fragile, it is likely that stock and bond market volatility will continue. For the overall global economy, the deepening recession in Japan is of great concern as well as the difficulties in emerging economies such as Russia and Brazil. Investors are awaiting decisive programs in Japan designed to stabilize the financial system and stimulate the economy. Positive developments in Japan, combined with continued monetary easing on the part of the Federal Reserve Board, would likely provide an important element of stability to the volatile investment environment.

We maintained a relatively constructive position throughout the period, as we anticipated that interest rates would eventually move lower. The Fund's portfolio composition at the end of the September period and as of our last report to shareholders is detailed below:

                                               9/30/98   3/31/98
                                               -------   -------
Bank Notes.................................      4.4%       4.7%
Certificates of Deposit....................      0.8        2.0
Certificates of Deposit--European..........      1.9        1.1
Certificates of Deposit--Yankee*...........      6.7        7.5
Commercial Paper...........................     35.6       46.1
Corporate Notes............................      5.4        6.0
Funding Agreements.........................      1.4        1.0
Master Notes...............................      1.5        1.6
Medium-Term Notes..........................     10.4        4.5
Repurchase Agreements......................      0.3        0.2
Time Deposits..............................      0.3         --
US Government & Agency
Obligations--Discount Notes................     11.3        4.6
US Government & Agency
Obligations--Non-Discount Notes............     20.6       20.7
Liabilities in Excess of Other Assets .....     (0.6)        --
                                               -----      -----
Total......................................    100.0%     100.0%
                                               =====      =====

*     US branches of foreign banks.

In Conclusion

We appreciate your continued support of CMA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Kevin J. McKenna

Kevin J. McKenna
Senior Vice President and
Senior Portfolio Manager

November 4, 1998

CMA Money Fund
Officers and Trustees

Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Kevin J. McKenna--Senior Vice President
Joseph T. Monagle Jr.--Senior Vice President
Donald C. Burke--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998                  (IN THOUSANDS)

                                  Face      Interest        Maturity         Value
Issue                            Amount       Rate*           Date         (Note 1a)
-------------------------------------------------------------------------------------
                                Bank Notes--4.4%
-------------------------------------------------------------------------------------
American Express                $ 50,000     5.585+%        12/04/98       $   50,000
Centurion Bank                    25,000     5.585+          1/04/99           25,000
                                  25,000     5.585+          1/05/99           25,000
                                  50,000     5.532+          3/16/99           50,000
-------------------------------------------------------------------------------------
BankBoston N.A.                   50,000     5.60           11/24/98           49,995
                                 100,000     5.62+           1/11/99           99,989
                                 100,000     5.73            4/06/99          100,274
-------------------------------------------------------------------------------------
Comerica Bank, Detroit           100,000     5.555+          2/02/99           99,987
-------------------------------------------------------------------------------------
FCC National Bank                 50,000     5.70            1/07/99           50,027
                                  50,000     5.55+           2/23/99           49,986
-------------------------------------------------------------------------------------
FNB of Chicago                    80,000     5.52            2/16/99           80,017
                                 120,000     5.55+           2/23/99          119,967
                                  54,000     5.63            3/16/99           54,078
-------------------------------------------------------------------------------------
First Tennessee                   50,000     5.568+          2/09/99           49,984
Bank N.A.                         25,000     5.454+          6/09/99           24,985
-------------------------------------------------------------------------------------
First Union                      260,000     5.62+           8/30/99          260,000
National Bank
-------------------------------------------------------------------------------------
Fleet National Bank, MA          150,000     5.55+           5/11/99          149,937
-------------------------------------------------------------------------------------
Huntington National              100,000     5.48+           1/20/99           99,985
Bank, Columbus                    21,000     6.22            6/17/99           21,126
-------------------------------------------------------------------------------------
LaSalle National                  50,000     5.72            2/19/99           50,065
Bank, Chicago                     50,000     5.70            2/23/99           50,063
                                  50,000     5.66            3/30/99           50,109
-------------------------------------------------------------------------------------
NationsBank N.A.                  50,000     5.68+           1/08/99           50,000
                                 150,000     5.58+           7/30/99          149,951
                                 100,000     5.58+           8/24/99           99,965
-------------------------------------------------------------------------------------
Old Kent Bank                     50,000     5.56+           6/30/99           49,978
-------------------------------------------------------------------------------------
PNC Bank N.A.                    150,000     5.60+          10/01/98          150,000
-------------------------------------------------------------------------------------
SouthTrust Bank, N.A.             50,000     5.58+           3/25/99           49,991
-------------------------------------------------------------------------------------
U.S. Bank N.A.                   100,000     5.452+         11/16/98           99,991
-------------------------------------------------------------------------------------
U.S. Bank N.A.,                  100,000     5.472+          5/20/99           99,962
North Dakota
-------------------------------------------------------------------------------------
Wachovia Bank, N.A.               15,000     5.60            3/08/99           15,020
-------------------------------------------------------------------------------------
Total Bank Notes (Cost--$2,374,678) ....................................    2,375,432
-------------------------------------------------------------------------------------
                          Certificates of Deposit--0.8%
-------------------------------------------------------------------------------------
CoreStates Bank N.A.              50,000     5.52+          10/16/98           50,000
                                  50,000     5.575+         12/10/98           49,999
                                  25,000     5.54+          12/18/98           24,999
-------------------------------------------------------------------------------------
National City Bank,               25,000     5.546+          2/05/99           24,996
Indiana
-------------------------------------------------------------------------------------
National City Bank,               25,000     5.538+          1/20/99           24,996
Kentucky
-------------------------------------------------------------------------------------
National City Bank,               50,000     5.46+           2/05/99           49,991
Ohio                              50,000     5.515+          3/08/99           49,989
-------------------------------------------------------------------------------------
NationsBank N.A.                 129,000     5.55            2/09/99          129,042
                                  21,000     5.55            2/10/99           21,007
-------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost--$424,945) .........................      425,019
-------------------------------------------------------------------------------------
                     Certificates of Deposit--European--1.9%
-------------------------------------------------------------------------------------
Abbey National                  $100,000     5.753%          3/30/99      $   100,196
Treasury Services Plc,
London
-------------------------------------------------------------------------------------
Bank of Scotland,                100,000     5.59           10/09/98           99,998
London                           100,000     5.605          12/29/98          100,062
-------------------------------------------------------------------------------------
Bayerische Hypothekenund          16,000     5.67            3/15/99           16,029
Wechsel-Bank,                     58,000     5.68            3/15/99           58,109
London
-------------------------------------------------------------------------------------
Bayerische Landesbank,            10,000     5.69            3/22/99           10,019
London
-------------------------------------------------------------------------------------
Bayerische Vereinsbank            75,000     5.60           12/07/98           75,036
AG, London                        75,000     5.58           12/29/98           75,046
-------------------------------------------------------------------------------------
Creditanstalt Bankverein         100,000     5.60           10/05/98           99,999
AG, London
-------------------------------------------------------------------------------------
Dresdner Bank AG,                 50,000     5.58           11/20/98           49,997
London
-------------------------------------------------------------------------------------
ING Bank N.V., London             15,000     5.66            2/19/99           15,014
                                  60,000     5.59            2/26/99           60,076
-------------------------------------------------------------------------------------
NationsBank N.A., London          50,000     5.54           11/09/98           49,990
-------------------------------------------------------------------------------------
Norddeutsche Landesbank           50,000     5.72            3/11/99           50,094
Girozentrale
AG, London
-------------------------------------------------------------------------------------
Sudwestdeutsche                   25,000     5.58           10/13/98           24,999
Landesbank, London                40,000     5.58           11/12/98           40,000
                                  13,000     5.76            6/30/99           13,075
-------------------------------------------------------------------------------------
Westdeutsche                      72,000     5.59           10/09/98           71,999
Landesbank
Girozentrale, NY
-------------------------------------------------------------------------------------
Total Certificates of Deposit--
European (Cost--$1,009,026) ............................................    1,009,738
-------------------------------------------------------------------------------------
                     Certificates of Deposit--Yankee--6.7%
-------------------------------------------------------------------------------------
ABN AMRO Bank N.V.                90,000     5.69            3/05/99           90,121
Chicago
-------------------------------------------------------------------------------------
Bank of Montreal,                115,000     5.57+           7/15/99          114,956
Chicago                           35,000     5.60+           7/22/99           34,983
-------------------------------------------------------------------------------------
Barclays Bank Plc, NY             50,000     5.56            2/25/99           50,027
                                 250,000     5.645           3/02/99          250,283
                                  50,000     5.635           3/12/99           50,060
                                 100,000     5.53+           6/01/99           99,941
-------------------------------------------------------------------------------------
Bayerische Hypothekenund         100,000     5.73           10/09/98           99,997
Wechsel-Bank,                     86,000     5.72           10/13/98           85,995
NY                                64,000     5.65            2/26/99           64,058
-------------------------------------------------------------------------------------
Bayerische Landesbank            124,000     5.34+           3/23/99          123,875
Girozentrale, NY                  42,000     5.70            5/21/99           42,157
                                 134,000     5.521+          6/30/99          133,925
-------------------------------------------------------------------------------------
Bayerische                        80,000     5.70           10/06/98           79,998
Vereinsbank                       45,000     5.71           10/06/98           44,999
AG, NY                           161,000     5.70            1/07/99          161,091
                                  14,000     5.60            2/02/99           14,007
-------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)      (IN THOUSANDS)

                                  Face      Interest        Maturity         Value
Issue                            Amount       Rate*           Date         (Note 1a)
-------------------------------------------------------------------------------------
                   Certificates of Deposit--Yankee (concluded)
-------------------------------------------------------------------------------------
Canadian Imperial Bank          $ 75,000     5.71 %          6/21/99         $ 75,355
of Commerce
-------------------------------------------------------------------------------------
Canadian Imperial                 50,000     5.55 %          2/10/99           50,020
Bank of Commerce,                 50,000     5.635           3/02/99           50,055
NY                                75,000     5.68            3/05/99           75,098
                                  15,000     5.705           3/30/99           15,026
-------------------------------------------------------------------------------------
Credit Suisse First               30,000     5.71            3/11/99           30,045
Boston, NY                        23,000     5.80            4/27/99           23,071
                                 103,000     5.66+           5/12/99          103,000
-------------------------------------------------------------------------------------
Deutsche Bank AG, NY              85,000     5.71           10/07/98           84,997
                                  80,000     5.62            2/26/99           80,063
                                  20,000     5.65            3/01/99           20,023
                                   8,000     5.655           3/26/99            8,012
                                  50,000     5.72            4/16/99           50,124
-------------------------------------------------------------------------------------
Norddeutsche                      70,000     5.545+          2/02/99           69,988
Landesbank                        30,000     5.68            3/05/99           30,039
Girozentrale AG, NY
-------------------------------------------------------------------------------------
Rabobank Nederland                86,200     5.62            3/16/99           86,301
N.V., NY                         143,000     5.71            5/21/99          143,543
-------------------------------------------------------------------------------------
Royal Bank of Canada, NY          50,000     5.80           10/06/98           49,999
                                  25,000     5.555           2/11/99           25,011
                                  88,000     5.54            2/12/99           88,034
                                 100,000     5.444+          6/09/99           99,931
                                  37,000     5.257+          6/29/99           36,981
                                 150,000     5.555+          7/13/99          149,924
-------------------------------------------------------------------------------------
Swiss Bank                       100,000     5.65            3/09/99          100,123
Corporation, Stamford             50,000     5.75            5/07/99           50,187
-------------------------------------------------------------------------------------
Toronto Dominion                 168,000     5.444+          6/04/99          167,884
Bank, NY                          50,000     5.444+          6/09/99           49,966
                                 100,000     5.555+          7/13/99           99,949
-------------------------------------------------------------------------------------
Westdeutsche Landesbank          100,000     5.57           12/21/98          100,053
Girozentrale, NY                  50,000     5.51            2/19/99           50,016
-------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$3,600,230) .....................................................    3,603,291
-------------------------------------------------------------------------------------
                            Commercial Paper--35.6%
-------------------------------------------------------------------------------------
ABN-AMRO North                   150,000     5.465          12/29/98          147,998
America Finance, Inc.
-------------------------------------------------------------------------------------
AESOP Funding Corp.               55,672     5.54           10/02/98           55,655
                                  23,000     5.54           10/09/98           22,968
-------------------------------------------------------------------------------------
Abbey National N.A.               50,000     5.36            2/24/99           48,928
Corporation
-------------------------------------------------------------------------------------
Allomon Funding                   16,396     5.55           10/05/98           16,383
Corporation                       10,000     5.54           10/21/98            9,967
                                  23,604     5.38           12/14/98           23,341
-------------------------------------------------------------------------------------
Alpine Securitization             37,000     5.53           10/13/98           36,926
Corporation                       43,844     5.51           11/09/98           43,574
                                   9,459     5.51           11/12/98            9,396
-------------------------------------------------------------------------------------
Amsterdam Funding                 24,986     5.53           10/15/98           24,928
Corp.                             75,014     5.54           10/15/98           74,841
-------------------------------------------------------------------------------------
Apreco, Inc.                      15,000     5.52           11/18/98           14,888
                                  25,000     5.51           11/24/98           24,790
                                  10,000     5.51           12/15/98            9,887
-------------------------------------------------------------------------------------
Asset Securitization            $ 90,000     5.51 %         11/05/98         $ 89,501
Cooperative Corp.                 30,000     5.51           11/06/98           29,829
                                 148,000     5.50           11/12/98          147,018
                                  84,000     5.50           11/13/98           83,430
                                  50,000     5.51           11/13/98           49,661
                                  20,000     5.50           11/17/98           19,853
                                 142,000     5.50           12/04/98          140,631
-------------------------------------------------------------------------------------
Associates Corporation            50,000     5.49           11/04/98           49,730
of North America                  50,000     5.49           11/05/98           49,723
                                  50,000     5.49           11/06/98           49,715
                                  50,000     5.49           11/09/98           49,692
                                 100,000     5.49           12/10/98           98,947
                                 100,000     5.35            2/05/99           98,133
-------------------------------------------------------------------------------------
Associates First Capital          25,000     5.52           10/20/98           24,922
Corp.                             25,000     5.52           10/21/98           24,918
                                  50,000     5.47           12/18/98           49,414
-------------------------------------------------------------------------------------
Atlantis One Funding              20,000     5.52           11/10/98           19,874
Corp.                             19,000     5.38           12/11/98           18,797
                                  45,838     5.47           12/11/98           45,348
                                  45,000     5.47           12/14/98           44,499
                                 150,000     5.38           12/15/98          148,309
                                  19,790     5.40           12/15/98           19,567
-------------------------------------------------------------------------------------
Avco Financial                    25,000     5.52           10/23/98           24,910
Services, Inc.                    45,000     5.53           10/26/98           44,818
                                  30,000     5.53           10/29/98           29,864
                                  45,000     5.52           11/04/98           44,757
                                  27,000     5.54           11/04/98           26,854
                                  13,500     5.51           11/13/98           13,408
-------------------------------------------------------------------------------------
BBL North America, Inc.           50,000     5.52           11/03/98           49,738
                                  50,000     5.51           11/20/98           49,610
-------------------------------------------------------------------------------------
Banco de Galicia                  20,000     5.22            2/26/99           19,565
Buenos Aires S.A.                 15,000     5.36            2/26/99           14,674
                                  10,000     5.38            3/01/99            9,777
                                  35,000     5.50            3/01/99           34,221
-------------------------------------------------------------------------------------
Bankers Trust Corp.              150,000     5.49           12/09/98          148,443
-------------------------------------------------------------------------------------
Bear Stearns                      50,000     5.52           10/08/98           49,938
Companies, Inc.                   50,000     5.50           10/21/98           49,836
                                  60,000     5.51           11/05/98           59,667
                                  15,000     5.50           11/25/98           14,871
                                  75,000     5.50           12/16/98           74,143
                                  50,000     5.51           12/18/98           49,414
-------------------------------------------------------------------------------------
Block Financial Corp.             18,000     5.54           10/30/98           17,916
                                  21,058     5.41           12/01/98           20,864
                                  25,000     5.45           12/01/98           24,770
-------------------------------------------------------------------------------------
CSW Credit, Inc.                  16,700     5.53           10/13/98           16,666
                                  25,000     5.43           12/11/98           24,733
                                  21,869     5.45           12/11/98           21,635
-------------------------------------------------------------------------------------
CXC Incorporated                  50,000     5.52           10/05/98           49,961
                                  25,000     5.50           10/07/98           24,973
                                  50,000     5.52           10/08/98           49,938
                                  19,000     5.51           10/13/98           18,962
                                  50,000     5.52           10/16/98           49,875

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)      (IN THOUSANDS)

                                  Face      Interest        Maturity         Value
Issue                            Amount       Rate*           Date         (Note 1a)
-------------------------------------------------------------------------------------
                          Commercial Paper (continued)
-------------------------------------------------------------------------------------
CXC Incorporated                $ 40,000     5.52 %         10/23/98         $ 39,857
(concluded)                       50,000     5.50           11/04/98           49,730
                                  44,500     5.51           11/05/98           44,253
                                  50,000     5.52           11/12/98           49,669
                                  20,400     5.52           11/13/98           20,262
                                  80,000     5.51           11/17/98           79,413
                                  50,000     5.51           11/18/98           49,625
                                  50,000     5.51           11/23/98           49,587
                                  25,000     5.38           12/02/98           24,766
                                  25,000     5.43           12/03/98           24,763
                                  30,000     5.46           12/03/98           29,715
                                  20,000     5.35            2/25/99           19,568
-------------------------------------------------------------------------------------
Caisse d'Amortissement           100,000     5.50           10/08/98           99,876
de la dette Sociale
-------------------------------------------------------------------------------------
Carnival (UK) Plc                 25,000     5.54           10/09/98           24,965
-------------------------------------------------------------------------------------
Centric Capital Corp.             30,000     5.54           10/02/98           29,991
                                  34,167     5.54           10/05/98           34,141
                                   7,214     5.51           10/07/98            7,206
                                  23,390     5.54           10/07/98           23,365
                                  11,312     5.54           10/20/98           11,277
                                  12,285     5.54           10/23/98           12,241
                                  35,000     5.54           10/26/98           34,858
                                  20,000     5.51           10/30/98           19,907
                                  32,500     5.53           10/30/98           32,348
                                   8,000     5.54           10/30/98            7,963
                                  30,000     5.53           11/03/98           29,843
                                  41,300     5.53           11/04/98           41,077
                                  20,000     5.51           11/10/98           19,874
                                  10,000     5.51           11/13/98            9,932
                                  15,000     5.52           11/16/98           14,892
                                  30,140     5.40           12/08/98           29,832
                                  35,000     5.39           12/10/98           34,631
                                  30,000     5.39           12/15/98           29,662
-------------------------------------------------------------------------------------
Certain Funding Corp.             10,190     5.53           10/23/98           10,153
                                  19,740     5.54           10/30/98           19,648
                                  24,215     5.54           11/02/98           24,092
                                  21,864     5.53           11/10/98           21,726
                                  18,000     5.53           11/12/98           17,881
                                  20,360     5.52           11/16/98           20,214
                                  15,250     5.53           11/19/98           15,133
                                  14,250     5.52           11/20/98           14,139
                                  56,131     5.47           12/10/98           55,540
-------------------------------------------------------------------------------------
China MERCHANTS                  108,250     5.51           11/16/98          107,471
(Cayman 2) Inc.                   25,000     5.45           12/04/98           24,759
-------------------------------------------------------------------------------------
Chrysler Financial                50,000     5.57           10/01/98           49,992
Corp.                             50,000     5.45           12/03/98           49,525
                                  50,000     5.45           12/08/98           49,488
-------------------------------------------------------------------------------------
Ciesco L.P.                      100,000     5.46           12/04/98           99,036
-------------------------------------------------------------------------------------
Clipper Receivables               25,000     5.51           10/05/98           24,981
Corp.                             50,000     5.50           10/08/98           49,938
                                  40,000     5.46           12/04/98           39,614
-------------------------------------------------------------------------------------
Commercial Credit                 50,000     5.50           10/02/98           49,985
Corp.                             25,000     5.53           10/05/98           24,981
                                  50,000     5.52           10/22/98           49,829
-------------------------------------------------------------------------------------
Commerzbank U.S.                $ 25,000     5.37 %          2/12/99         $ 24,508
Finance Inc.
-------------------------------------------------------------------------------------
Commonwealth Bank                 57,000     5.465          12/29/98           56,239
of Australia                      85,300     5.36            2/22/99           83,496
-------------------------------------------------------------------------------------
Concord Minutemen                 12,901     5.54           10/08/98           12,885
Capital Co. LLC                   35,300     5.54           10/20/98           35,190
                                  35,506     5.57           10/22/98           35,385
                                  38,521     5.51           11/05/98           38,307
                                  26,799     5.52           11/13/98           26,617
                                  50,973     5.38           12/10/98           50,436
-------------------------------------------------------------------------------------
Corporate Asset                   25,000     5.53           10/06/98           24,977
Funding Co., Inc.                 50,000     5.50           10/08/98           49,938
                                  15,000     5.51           10/08/98           14,981
                                  50,000     5.52           10/09/98           49,931
                                  70,999     5.50           10/15/98           70,833
                                  75,000     5.52           10/21/98           74,755
                                  64,325     5.50           11/04/98           63,978
                                  25,000     5.50           11/10/98           24,842
                                  50,000     5.50           11/12/98           49,669
                                  11,692     5.51           11/19/98           11,603
                                  75,000     5.46           12/03/98           74,288
                                  29,100     5.43           12/08/98           28,802
-------------------------------------------------------------------------------------
Countrywide Home                 100,000     5.48           11/30/98           99,092
Loans, Inc.
-------------------------------------------------------------------------------------
Credit Suisse                     10,000     5.53           10/02/98            9,997
First Boston Inc.                 50,000     5.50            2/16/99           48,986
-------------------------------------------------------------------------------------
Cregem North                      47,000     5.50           10/06/98           46,956
America, Inc.                    100,000     5.50           10/08/98           99,876
                                  30,095     5.50           10/09/98           30,053
                                  25,000     5.50           11/06/98           24,857
                                  20,000     5.50           11/12/98           19,867
                                  50,000     5.50           11/16/98           49,640
                                  50,000     5.50           11/18/98           49,625
-------------------------------------------------------------------------------------
Daimler-Benz North                70,985     5.50           11/12/98           70,514
America Corp.                     22,115     5.47           12/10/98           21,882
                                  56,900     5.49           12/18/98           56,233
-------------------------------------------------------------------------------------
Den Danske Corp.                  75,000     5.36            2/26/99           73,370
                                  50,000     5.345           3/04/99           48,865
-------------------------------------------------------------------------------------
Den Norske Bank ASA               50,000     5.50           11/10/98           49,684
-------------------------------------------------------------------------------------
Diageo Capital Plc                70,000     5.50           12/01/98           69,356
                                  48,000     5.49           12/29/98           47,359
                                 100,000     5.35            3/05/99           97,716
-------------------------------------------------------------------------------------
E.W. Scripps                      25,000     5.50           10/14/98           24,945
Company (The)
-------------------------------------------------------------------------------------
Edison Asset                      26,454     5.52           10/05/98           26,434
Securitization LLC                95,585     5.52           10/14/98           95,376
                                  55,565     5.53           10/14/98           55,444
                                  94,984     5.52           11/24/98           94,184
                                  16,811     5.43           12/11/98           16,631
-------------------------------------------------------------------------------------
Eureka                            10,000     5.51           10/05/98            9,992
Securitization Inc.               10,000     5.53           10/20/98            9,969
                                  30,000     5.53           10/21/98           29,902
                                  30,000     5.53           10/22/98           29,897

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)      (IN THOUSANDS)

                                  Face     Interest         Maturity          Value
Issue                            Amount      Rate*            Date          (Note 1a)
-------------------------------------------------------------------------------------
                          Commercial Paper (continued)
-------------------------------------------------------------------------------------
Eureka Securitization           $ 17,190     5.52 %         11/10/98         $ 17,081
Inc. (concluded)                  20,000     5.51           11/13/98           19,864
                                  40,000     5.51           11/18/98           39,700
                                  40,000     5.47           12/04/98           39,614
                                  17,810     5.50           12/04/98           17,638
-------------------------------------------------------------------------------------
Falcon Asset                      91,465     5.53           10/13/98           91,283
Securitization Corp.              73,500     5.53           10/14/98           73,342
                                  12,612     5.53           10/15/98           12,583
                                  42,653     5.53           10/19/98           42,535
                                  45,575     5.53           10/20/98           45,435
                                  30,000     5.53           10/22/98           29,897
-------------------------------------------------------------------------------------
Finova Capital Corp.              27,460     5.60           10/09/98           27,422
                                  40,400     5.54           10/23/98           40,255
                                  13,200     5.38            2/24/99           12,917
                                  15,000     5.48            2/26/99           14,674
-------------------------------------------------------------------------------------
First Data Corp.                  25,000     5.40            2/09/99           24,519
                                  17,500     5.35            3/02/99           17,108
                                  32,500     5.35            3/09/99           31,739
-------------------------------------------------------------------------------------
Ford Credit Europe Plc            25,000     5.51           10/09/98           24,965
                                  25,000     5.51           10/15/98           24,942
                                  50,000     5.51           10/16/98           49,875
-------------------------------------------------------------------------------------
Ford Motor Credit                200,000     5.51           10/02/98          199,938
Company                           57,540     5.51           10/06/98           57,487
                                  14,500     5.53           10/07/98           14,484
                                 100,000     5.51           10/08/98           99,876
                                  25,000     5.53           10/08/98           24,969
                                  25,000     5.50           10/09/98           24,965
                                 200,000     5.52           10/13/98          199,598
                                 500,000     5.48            1/13/99          500,000
-------------------------------------------------------------------------------------
Formosa Plastics                  22,000     5.52           10/09/98           21,969
Corporation, USA,                 30,000     5.54           10/22/98           29,897
Series II                         30,000     5.47           12/23/98           29,626
-------------------------------------------------------------------------------------
Formosa Plastics                  25,000     5.32            2/12/99           24,508
Corporation, USA,
Series B
-------------------------------------------------------------------------------------
Fortune Brands, Inc.              11,000     5.50           10/08/98           10,986
                                   8,470     5.51           11/05/98            8,423
-------------------------------------------------------------------------------------
Four Winds Funding                15,000     5.53           10/09/98           14,979
Corp.                             30,000     5.52           11/05/98           29,834
                                  60,000     5.51           11/24/98           59,495
-------------------------------------------------------------------------------------
General Electric                 200,000     5.52           10/26/98          199,190
Capital Corp.                     50,000     5.51           10/29/98           49,774
                                 250,000     5.50           11/05/98          248,613
                                 100,000     5.608+         11/09/98          100,011
                                 100,000     5.608+         11/16/98          100,000
                                  75,000     5.50           11/17/98           74,449
                                 100,000     5.49           11/19/98           99,235
                                 165,980     5.49           11/20/98          164,684
                                 150,000     5.48           12/14/98          148,331
                                 200,000     5.50           12/23/98          197,508
                                  50,000     5.33            2/17/99           48,979
                                 100,000     5.47            3/08/99           97,672
                                 200,000     5.47            3/26/99          194,818
-------------------------------------------------------------------------------------
General Motors                  $100,000     5.52 %         11/05/98         $ 99,445
Acceptance Corp.                 150,000     5.49           11/19/98          148,852
                                 205,600     5.52           11/19/98          204,027
-------------------------------------------------------------------------------------
Generale Bank, Inc.               15,000     5.52           10/05/98           14,988
                                  80,000     5.50           11/10/98           79,494
                                  25,000     5.50           11/12/98           24,834
                                  30,000     5.50           12/02/98           29,720
-------------------------------------------------------------------------------------
Greenwich Funding                 35,509     5.53           10/01/98           35,504
Corp.                             42,369     5.51           10/06/98           42,330
                                  10,371     5.54           10/13/98           10,350
                                  50,700     5.51           11/09/98           50,387
-------------------------------------------------------------------------------------
Greyhawk Capital Corp.            11,200     5.51           10/01/98           11,198
                                  10,000     5.53           10/26/98            9,959
                                  40,000     5.52           11/12/98           39,735
                                  88,800     5.39           12/15/98           87,799
-------------------------------------------------------------------------------------
Henkel Corporation                13,000     5.50           10/05/98           12,990
                                   9,000     5.51           10/06/98            8,992
                                  10,000     5.52           10/06/98            9,991
-------------------------------------------------------------------------------------
Household Finance                100,000     5.53           10/14/98           99,782
Corp.                            100,000     5.45           12/07/98           98,991
-------------------------------------------------------------------------------------
International                     16,645     5.52           10/13/98           16,612
Securitization                    42,669     5.53           10/15/98           42,569
Corp.                             51,422     5.51           11/16/98           51,052
-------------------------------------------------------------------------------------
InterPeru Funding                 30,000     5.53           10/05/98           29,977
Limited                           20,000     5.53           11/16/98           19,856
-------------------------------------------------------------------------------------
J.P. Morgan & Co.                 38,700     5.50           10/05/98           38,670
                                  86,400     5.46           12/15/98           85,426
                                 100,000     5.475          12/15/98           98,873
-------------------------------------------------------------------------------------
Lehman Brothers                  150,000     5.65+          10/16/98          150,000
Holdings Inc.
-------------------------------------------------------------------------------------
Lexington Parker                  58,430     5.51           11/06/98           58,097
Capital Company,                  11,505     5.52           11/06/98           11,439
LLC                               19,575     5.52           11/19/98           19,425
                                  81,534     5.52           11/20/98           80,898
                                  31,555     5.46           12/03/98           31,255
                                  31,445     5.48           12/04/98           31,142
                                  86,956     5.45           12/09/98           86,053
                                  29,000     5.46           12/09/98           28,699
-------------------------------------------------------------------------------------
Minmetals Capitals &              30,000     5.41            4/07/99           29,205
Securities Inc.
-------------------------------------------------------------------------------------
Monsanto Company                   5,000     5.51           10/21/98            4,984
                                  18,770     5.50           12/10/98           18,572
                                  21,230     5.40           12/18/98           20,981
                                  15,000     5.40            2/03/99           14,724
                                  15,000     5.40            2/04/99           14,722
-------------------------------------------------------------------------------------
Mont Blanc                        28,984     5.53           10/07/98           28,953
Capital Corp.                     24,023     5.54           10/16/98           23,963
                                 122,876     5.53           10/22/98          122,455
                                  22,417     5.52           10/23/98           22,337
                                  24,960     5.53           10/27/98           24,855
                                  17,000     5.52           10/28/98           16,926
                                  15,000     5.53           10/29/98           14,932

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)      (IN THOUSANDS)

                                  Face     Interest         Maturity          Value
Issue                            Amount      Rate*            Date          (Note 1a)
-------------------------------------------------------------------------------------
                          Commercial Paper (continued)
-------------------------------------------------------------------------------------
Mont Blanc                      $ 85,583     5.51 %         11/10/98         $ 85,042
Capital Corp.                     25,162     5.51           11/12/98           24,995
(concluded)                      165,355     5.52           11/16/98          164,165
                                  73,763     5.51           11/19/98           73,199
                                  33,592     5.47           12/02/98           33,278
                                  13,971     5.46           12/08/98           13,828
                                  17,314     5.40           12/09/98           17,134
                                  30,000     5.38           12/17/98           29,653
-------------------------------------------------------------------------------------
Monte Rosa Capital               169,723     5.53           10/14/98          169,358
Corporation                       21,165     5.53           10/15/98           21,116
                                  23,500     5.54           10/15/98           23,445
                                  15,000     5.53           10/16/98           14,963
                                  45,531     5.53           10/20/98           45,389
                                  54,832     5.53           10/22/98           54,647
                                  69,895     5.49           11/06/98           69,501
                                  52,145     5.47           11/13/98           51,796
                                  48,060     5.52           11/16/98           47,714
                                  32,000     5.47           11/24/98           31,731
-------------------------------------------------------------------------------------
Morgan Stanley, Dean              10,000     5.487+         10/26/98           10,000
Witter & Co.                      50,000     5.554+         11/20/98           50,000
                                 190,000     5.616+         12/24/98          190,000
                                 184,000     5.487+          1/22/99          184,000
                                  70,000     5.585+          2/08/99           70,000
                                 100,000     5.38            2/19/99           97,929
                                 100,000     5.34            2/23/99           97,871
                                 100,000     5.36            2/23/99           97,871
-------------------------------------------------------------------------------------
Motorola Credit                   30,000     5.47           12/17/98           29,653
Corporation                       20,951     5.48           12/17/98           20,709
-------------------------------------------------------------------------------------
New Center                       100,000     5.53           10/15/98           99,766
Asset Trust                      150,000     5.50           11/18/98          148,875
                                  75,000     5.50           11/19/98           74,426
                                  34,800     5.47           12/16/98           34,403
                                  50,000     5.50           12/17/98           49,422
                                 100,000     5.49           12/18/98           98,828
-------------------------------------------------------------------------------------
Nordbanken North                 250,000     5.50           10/05/98          249,807
America Inc.
-------------------------------------------------------------------------------------
Old Line                          86,155     5.55           10/02/98           86,128
Funding Corp.                     19,778     5.54           10/06/98           19,760
                                  18,011     5.55           10/08/98           17,989
                                  29,029     5.57           10/08/98           28,993
                                  46,403     5.51           11/02/98           46,169
                                  15,609     5.52           11/02/98           15,530
                                  41,416     5.52           11/06/98           41,181
                                  20,190     5.52           11/24/98           20,020
-------------------------------------------------------------------------------------
Park Avenue                       12,305     5.54           10/06/98           12,294
Receivables Corp.                 18,697     5.54           10/07/98           18,677
                                  19,392     5.54           10/08/98           19,368
                                  31,813     5.54           10/09/98           31,769
                                  31,918     5.48           11/13/98           31,704
                                  40,372     5.48           11/17/98           40,077
-------------------------------------------------------------------------------------
Preferred Receivables             37,550     5.52           10/06/98           37,515
Funding Corp.                     28,275     5.53           10/09/98           28,236
-------------------------------------------------------------------------------------
Province of Quebec                36,675     5.47           12/23/98           36,218
-------------------------------------------------------------------------------------
Republic Industries             $125,000     5.54 %         10/08/98        $ 124,846
Funding Corp.                     25,000     5.54           10/09/98           24,965
                                  25,000     5.57           10/14/98           24,946
-------------------------------------------------------------------------------------
Rio Tinto America Inc.            25,590     5.51           10/16/98           25,526
                                  28,200     5.46           12/02/98           27,936
                                  22,000     5.45           12/03/98           21,791
                                  29,070     5.37           12/11/98           28,760
-------------------------------------------------------------------------------------
Salomon, Smith                    90,000     5.50           11/12/98           89,403
Barney Holdings                  150,000     5.50           11/13/98          148,983
Inc.                             150,000     5.49           12/09/98          148,443
                                 150,000     5.50            2/11/99          147,069
                                  60,000     5.47            2/17/99           58,775
                                  50,000     5.49            2/23/99           48,935
-------------------------------------------------------------------------------------
Sears Roebuck                     50,000     5.53           10/23/98           49,821
Acceptance Corp.                  50,000     5.50           11/06/98           49,715
                                  50,000     5.41           12/08/98           49,488
                                  25,000     5.41           12/09/98           24,740
                                  50,000     5.41           12/11/98           49,466
-------------------------------------------------------------------------------------
Sunkyong America, Inc.            14,000     5.40           12/10/98           13,853
-------------------------------------------------------------------------------------
Thames Asset                      14,471     5.57           10/01/98           14,469
Global Securitization             14,261     5.52           10/02/98           14,257
                                  70,191     5.52           10/06/98           70,126
                                  22,824     5.52           10/08/98           22,796
                                 100,085     5.53           10/15/98           99,851
                                 100,000     5.54           10/15/98           99,769
                                  28,374     5.51           11/16/98           28,170
                                  48,442     5.53           11/16/98           48,094
-------------------------------------------------------------------------------------
Transamerica Finance              70,000     5.50           11/12/98           69,536
Corporation                       25,500     5.51           11/19/98           25,305
-------------------------------------------------------------------------------------
Unifunding, Inc.                 100,000     5.50           10/05/98           99,923
                                  49,000     5.50           10/13/98           48,901
                                  50,000     5.343           3/02/99           48,880
-------------------------------------------------------------------------------------
Variable Funding                 150,000     5.54           10/16/98          149,631
Capital Corp.                     11,990     5.54           10/20/98           11,953
-------------------------------------------------------------------------------------
Vattenfall Treasury Inc.          22,000     5.53           10/30/98           21,897
-------------------------------------------------------------------------------------
WCP Funding Inc.                  24,000     5.52           10/09/98           23,967
                                  50,000     5.53           10/22/98           49,829
                                  55,600     5.52           10/23/98           55,400
                                  25,600     5.53           10/28/98           25,488
                                  19,800     5.52           11/06/98           19,687
                                  25,000     5.47           11/24/98           24,790
-------------------------------------------------------------------------------------
Windmill Funding                  29,487     5.53           10/09/98           29,446
Corp.                              9,000     5.54           10/09/98            8,988
                                  25,334     5.52           10/13/98           25,283
                                  50,436     5.51           10/14/98           50,326
                                  41,157     5.53           10/14/98           41,067
                                  50,651     5.53           10/15/98           50,533
                                  26,574     5.54           10/15/98           26,512
                                  20,000     5.53           10/23/98           19,928
                                  52,000     5.52           10/27/98           51,781
                                  12,398     5.52           11/05/98           12,329
                                  39,969     5.48           11/13/98           39,701
                                  20,605     5.51           11/13/98           20,465
                                  19,492     5.53           11/13/98           19,360

   CMA MONEY FUND
   SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)   (IN THOUSANDS)

                                     Face     Interest         Maturity          Value
   Issue                            Amount      Rate*            Date          (Note 1a)
   -------------------------------------------------------------------------------------
                          Commercial Paper (concluded)
   -------------------------------------------------------------------------------------
   Windmill Funding                $ 35,000     5.51 %         11/17/98         $ 34,743
   Corp.                             50,715     5.52           11/19/98           50,327
   (concluded)                       50,000     5.53           11/19/98           49,617
                                     41,609     5.51           11/20/98           41,284
   -------------------------------------------------------------------------------------
   Total Commercial Paper (Cost--$19,235,276) ..............................  19,237,076
   -------------------------------------------------------------------------------------
                              Corporate Notes--5.4%
   -------------------------------------------------------------------------------------
   Abbey National Treasury          150,000     5.538+          8/17/99          149,880
   Services Plc                     100,000     5.58+           8/17/99           99,930
   -------------------------------------------------------------------------------------
   Asset-Backed Securities          715,150     5.616+          9/15/99          715,150
   Investment Trust 1997-F
   -------------------------------------------------------------------------------------
 ++Chase Manhattan Auto               7,658     5.549           3/12/99            7,655
   Owner Trust 1998-A,               12,206     5.578           5/10/99           12,198
   Class A-1                         54,505     5.588           7/09/99           54,494
   -------------------------------------------------------------------------------------
 ++Copelco Capital                   54,257     5.68            8/16/99           54,257
   Funding Trust 1998-A,
   Class A-1 Notes
   -------------------------------------------------------------------------------------
   Ford Credit Auto Owner           115,000     5.67            6/15/99          115,000
   Trust 1998-C, A-2
   -------------------------------------------------------------------------------------
 ++Ford Credit Auto Owner            25,770     5.546           2/16/99           25,722
   Trust 1998-A, Class A-1
   -------------------------------------------------------------------------------------
 ++LABS Trust, Series               206,091     5.527+         12/28/98          206,091
   1996-4, Senior Notes
   -------------------------------------------------------------------------------------
 ++LABS Trust, Series               241,647     5.59+          10/21/98          241,647
   1997-6, Senior Notes
   -------------------------------------------------------------------------------------
 ++LABS Trust, Series               147,378     5.59+          12/22/98          147,378
   1997-7, Senior Notes
   -------------------------------------------------------------------------------------
   LINCS Series 1997-5              285,000     5.58+          11/18/98          285,000
   -------------------------------------------------------------------------------------
   LINCS Series 1998-2              340,000     5.58+           2/12/99          340,000
   -------------------------------------------------------------------------------------
   National Australia                75,000     5.588+         11/13/98           74,990
   Funding (Delaware), Inc.
   -------------------------------------------------------------------------------------
 ++Premier Auto Trust 1998-2         14,401     5.608          12/06/98           14,400
   -------------------------------------------------------------------------------------
 ++Premier Auto Trust 1998-3         69,846     5.62            2/08/99           69,846
   -------------------------------------------------------------------------------------
   Republic Mase                    100,000     5.538+          5/07/99           99,931
   Australia Limited
   -------------------------------------------------------------------------------------
   Restructured Asset               230,000     5.572+          8/13/99          230,000
   Securities with
   Enhanced Returns,
   Series 1998-MM-7-1 Trust
   -------------------------------------------------------------------------------------
   Total Corporate Notes (Cost--$2,943,691) ...............................    2,943,569
   -------------------------------------------------------------------------------------
                            Funding Agreements--1.4%
   -------------------------------------------------------------------------------------
   AIG Life Insurance                50,000     5.676+          7/01/99           50,000
   Company
   -------------------------------------------------------------------------------------
   Allstate Life Insurance Co.       45,000     5.676+          6/30/99           45,000
   -------------------------------------------------------------------------------------
   John Hancock Mutual              125,000     5.696+          7/30/99          125,000
   Life Insurance Co.
   -------------------------------------------------------------------------------------
   Pacific Life                      40,000     5.686+          6/01/99           40,000
   Insurance Co.                     40,000     5.374+         10/01/99           40,000
   -------------------------------------------------------------------------------------
   Transamerica Life                100,000     5.716+          3/02/99          100,000
   Insurance & Annuity              150,000     5.716+          4/15/99          150,000
   Company
   -------------------------------------------------------------------------------------
   Transamerica Occidental         $ 75,000     5.656+%        11/20/98         $ 75,000
   Life Insurance Company
   -------------------------------------------------------------------------------------
   Travelers Insurance               25,000     5.675+          1/21/99           25,000
   Company (The)                     25,000     5.645+          1/27/99           25,000
                                     20,000     5.675+          2/01/99           20,000
                                     25,000     5.675+          4/01/99           25,000
                                     25,000     5.594+          9/21/99           25,000
   -------------------------------------------------------------------------------------
   Total Funding Agreements (Cost--$745,000) ...............................     745,000
   -------------------------------------------------------------------------------------
                               Master Notes--1.5%
   -------------------------------------------------------------------------------------
   Goldman Sachs                    700,000     5.656+          1/20/99          700,000
   Group, L.P.                      130,000     5.656+          2/22/99          130,000
   -------------------------------------------------------------------------------------
   Total Master Notes (Cost--$830,000) .....................................     830,000
   -------------------------------------------------------------------------------------
                            Medium-Term Notes--10.4%
   -------------------------------------------------------------------------------------
   Abbey National Treasury           69,000     5.50            2/05/99           69,035
   Services Plc                      96,000     5.47+           2/17/99           95,978
                                    130,000     5.72            6/11/99          130,377
                                    205,000     5.425+          6/15/99          204,849
                                    100,000     5.54+           7/20/99           99,936
   -------------------------------------------------------------------------------------
   Bank of New York Co., Inc.        25,000     5.568+          7/22/99           24,988
   -------------------------------------------------------------------------------------
   Bear Stearns                      50,000     5.803+          2/26/99           50,021
   Companies, Inc.
   -------------------------------------------------------------------------------------
   Beneficial Corp.                  35,000     5.725+          9/10/99           35,045
   -------------------------------------------------------------------------------------
   CIT Group Holdings,              190,000     5.64+           1/12/99          189,974
   Inc. (The)                       129,000     5.57+           3/22/99          128,970
                                    125,000     5.56+           4/19/99          124,960
                                     62,000     5.55+           5/24/99           61,973
                                    100,000     5.54+           6/28/99           99,941
                                    173,000     5.55+           7/21/99          172,905
                                    215,000     5.58+           8/30/99          214,923
   -------------------------------------------------------------------------------------
   Chase Manhattan Corp.            300,000     5.41+           3/25/99          299,850
   -------------------------------------------------------------------------------------
   Credit Suisse First               92,000     5.66+           4/06/99           92,000
   Boston, Inc.                      67,000     5.66+           4/09/99           67,000
   -------------------------------------------------------------------------------------
   Credit Suisse First              500,000     5.606+         10/01/99          500,000
   Boston International
   (Guernsey) Ltd.
   -------------------------------------------------------------------------------------
   Ford Motor Credit                100,000     5.48           11/09/98           99,969
   Company                           90,000     5.70+          12/23/98           90,001
                                    250,000     5.71+           1/08/99          250,000
   -------------------------------------------------------------------------------------
   General Electric                  45,000     5.464+          6/03/99           44,978
   Capital Corp.                    160,000     5.57+           6/03/99          159,947
                                     80,000     5.459+          6/04/99           79,957
                                     97,000     5.469+          6/08/99           96,952
                                    100,000     5.469+          6/09/99           99,951
                                     40,000     5.594+          9/03/99           40,000
   -------------------------------------------------------------------------------------
   General Motors                     8,500     6.04            3/19/99            8,528
   Acceptance Corp.                  35,000     5.638+          5/19/99           35,000
                                    100,000     5.68+           5/24/99          100,009
                                    170,000     5.58+           7/06/99          169,937
                                    120,000     5.61+           7/06/99          119,956
                                     25,000     6.125+          7/08/99           25,185
                                    160,000     5.598+          8/26/99          159,937
                                    145,000     5.718+          2/27/01          144,845
   -------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)      (IN THOUSANDS)

                                  Face     Interest         Maturity          Value
Issue                            Amount      Rate*            Date          (Note 1a)
-------------------------------------------------------------------------------------
                       Medium-Term Notes (concluded)
-------------------------------------------------------------------------------------
Goldman Sachs                   $100,000     5.438+%         3/26/99        $ 100,022
Group, L.P.                      100,000     5.68+           3/26/99          100,000
                                 118,000     5.688+         10/13/99          118,014
-------------------------------------------------------------------------------------
Household Finance Corp.          148,000     5.638+          9/13/99          148,000
-------------------------------------------------------------------------------------
International Business            22,000     5.529+          4/01/99           21,983
Machines Corp.                    50,000     5.488+          6/01/99           49,941
-------------------------------------------------------------------------------------
International Bank                35,000     5.68            9/27/99           35,228
for Reconstruction
& Development
-------------------------------------------------------------------------------------
Liberty Lighthouse               100,000     5.605          10/08/99           99,969
US Capital Co. LLC
-------------------------------------------------------------------------------------
Morgan Stanley                    86,500     5.638+          1/15/99           86,513
Dean Witter & Co.
-------------------------------------------------------------------------------------
National Rural Utilities          75,000     5.608+          9/21/99           75,000
Cooperative Finance Corp.
-------------------------------------------------------------------------------------
Norwest Corporation               25,000     6.00           10/13/98           25,002
-------------------------------------------------------------------------------------
Pepsico, Inc.                    200,000     5.498+          8/19/99          199,774
-------------------------------------------------------------------------------------
Xerox Capital                    150,000     5.578+          8/20/99          149,912
(Europe) Plc
-------------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$5,596,766) ..............................   5,597,235
-------------------------------------------------------------------------------------
                            Time Deposits--0.3%
-------------------------------------------------------------------------------------
Westdeutsche Landes-             178,000     5.813          10/01/98          178,000
bank Girozentrale
-------------------------------------------------------------------------------------
Total Time Deposits (Cost--$178,000) ....................................     178,000
-------------------------------------------------------------------------------------
         US Government & Agency Obligations--Discount Notes--11.3%
-------------------------------------------------------------------------------------
Federal Farm Credit Banks         59,000     4.82            6/24/99           56,865
                                  47,000     5.27            6/30/99           45,261
                                  25,000     5.25            7/28/99           23,990
-------------------------------------------------------------------------------------
Federal Home Loan Banks           27,172     5.11            2/04/99           26,685
                                  14,835     5.25            2/04/99           14,569
                                  22,242     5.31            2/26/99           21,774
                                  21,446     5.11            3/03/99           20,985
                                  25,680     5.11            3/12/99           25,096
                                  31,590     5.12            3/12/99           30,872
                                  27,357     5.23            5/25/99           26,475
                                  27,600     5.22            8/13/99           26,438
-------------------------------------------------------------------------------------
Federal Home Loan                 10,000     5.34           10/09/98            9,986
Mortgage Corp.                    36,047     5.33           12/01/98           35,727
                                 150,000     5.345          12/02/98          148,646
                                  32,840     5.10            2/03/99           32,256
                                  25,000     5.18            2/03/99           24,556
                                 150,000     5.225           2/03/99          147,333
                                  12,000     5.17            2/05/99           11,783
                                  86,000     5.18            2/05/99           84,447
                                  50,000     5.195           2/05/99           49,097
                                  50,000     5.20            2/05/99           49,097
                                 100,000     5.21            2/05/99           98,194
                                 164,882     5.19            2/12/99          161,741
                                  30,000     5.18            2/16/99           29,412
                                  50,000     5.18            2/19/99           48,998
                                  50,000     5.15            2/23/99           48,970
                                 150,000     5.18            2/24/99          146,889
                                $ 24,487     5.11 %          3/08/99         $ 23,944
                                  25,448     5.12            3/08/99           24,884
                                  44,016     5.125           3/08/99           43,040
                                  75,000     5.12            3/12/99           73,295
                                 141,920     5.11            3/19/99          138,556
                                  25,000     5.05            3/25/99           24,386
                                 100,000     4.92            3/26/99           97,532
                                 166,869     5.00            3/26/99          162,750
-------------------------------------------------------------------------------------
Federal National                 100,000     5.30           10/13/98           99,804
Mortgage Association              21,000     5.31           10/21/98           20,933
                                  24,980     5.39           10/22/98           24,897
                                  46,000     5.32           10/23/98           45,840
                                 200,000     5.34           12/07/98          198,051
                                  25,000     5.34           12/17/98           24,721
                                  75,000     5.345          12/17/98           74,162
                                  81,430     5.33           12/18/98           80,508
                                  45,819     5.362          12/22/98           45,274
                                 100,000     5.355          12/23/98           98,796
                                 270,000     5.34           12/24/98          266,710
                                  50,000     5.34           12/28/98           49,362
                                  50,000     5.362          12/28/98           49,362
                                 100,000     5.33           12/30/98           98,696
                                 100,000     5.05            1/07/99           98,598
                                  30,195     5.16            1/07/99           29,772
                                  50,000     5.25            1/27/99           49,157
                                 100,000     4.98            2/02/99           98,250
                                  10,000     5.18            2/03/99            9,822
                                  82,438     5.174           2/16/99           80,821
                                  71,650     5.34            2/22/99           70,184
                                  30,000     5.31            2/23/99           29,382
                                  52,000     5.15            2/25/99           50,914
                                  31,512     5.10            3/04/99           30,831
                                  82,367     5.11            3/04/99           80,587
                                  50,000     5.18            3/04/99           48,919
                                 100,000     5.10            3/15/99           97,685
                                  15,695     5.115           3/15/99           15,332
                                 100,000     5.12            3/15/99           97,685
                                  75,000     5.182           3/15/99           73,264
                                  74,800     5.09            3/18/99           73,037
                                 250,000     5.10            3/18/99          244,108
                                  50,000     5.105           3/18/99           48,822
                                 122,000     5.11            3/18/99          119,125
                                  31,169     5.11            3/19/99           30,430
                                  25,000     4.94            3/25/99           24,386
                                  13,222     5.17            4/02/99           12,889
                                  21,002     5.27            4/07/99           20,458
                                  50,000     5.14            6/04/99           48,326
                                  10,000     5.13            6/14/99            9,652
                                  53,000     5.12            6/15/99           51,146
                                 400,000     4.82            6/25/99          385,468
                                 113,035     4.84            6/30/99          108,852
                                  50,000     5.25            7/06/99           48,128
                                  11,095     5.11            7/14/99           10,668
                                 108,525     5.232           8/04/99          104,087
                                  25,000     5.235           8/04/99           23,978

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)   (IN THOUSANDS)

                                  Face     Interest         Maturity          Value
Issue                            Amount      Rate*            Date          (Note 1a)
-------------------------------------------------------------------------------------
                      US Government & Agency Obligations--
                           Discount Notes (concluded)
-------------------------------------------------------------------------------------
Federal National                $ 16,658     5.03 %          8/09/99         $ 15,966
Mortgage Association              75,000     5.06            8/20/99           71,774
(concluded)                      100,000     5.16            8/20/99           95,698
                                 100,000     5.05            8/24/99           95,645
                                  60,025     5.06            8/24/99           57,411
                                  18,000     5.07            8/24/99           17,216
                                 100,000     5.06            9/02/99           95,553
-------------------------------------------------------------------------------------
US Treasury Bills                100,000     4.30            9/16/99           95,866
-------------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Discount Notes (Cost--$6,077,533) ......................................    6,081,537
-------------------------------------------------------------------------------------
                      US Government & Agency Obligations--
                           Non-Discount Notes--20.6%
-------------------------------------------------------------------------------------
Federal Farm Credit              380,000     5.12           10/01/99          380,646
Banks
-------------------------------------------------------------------------------------
Federal Home                     438,000     5.227+         10/20/98          437,993
Loan Banks                       750,000     5.232+         11/03/98          749,969
                                  84,000     5.595           3/10/99           84,168
                                 215,000     5.298+          3/26/99          214,948
                                 200,000     5.192+          4/01/99          199,950
                                 200,000     5.227+          4/09/99          199,942
                                  53,000     5.63            6/15/99           53,207
                                 257,000     5.197+          8/12/99          256,870
                                 275,000     5.287+          9/02/99          274,873
                                 200,000     6.05            9/13/99          201,920
                                  60,000     4.88           10/01/99           59,946
                                  75,000     5.67            1/20/00           75,075
                                 100,000     5.855           1/20/00          100,000
                                 100,000     5.77            1/27/00          100,000
                                 137,000     5.75            1/28/00          137,000
                                  29,405     5.445           2/04/00           29,595
                                  28,590     5.66            2/11/00           28,604
                                  46,000     5.705           3/23/00           46,115
                                  24,965     5.81            4/06/00           24,965
                                  75,000     5.90            7/21/00           75,015
                                 100,000     5.875           8/18/00          100,080
                                  50,000     5.835           8/24/00           50,040
                                  50,000     5.563           9/18/00           50,035
                                  50,000     5.48            9/29/00           50,035
-------------------------------------------------------------------------------------
Federal Home Loan                 98,250     5.605           3/12/99           98,456
Mortgage Corp.                    57,300     7.125           7/21/99           58,234
                                  37,800     5.875           5/19/00           37,951
-------------------------------------------------------------------------------------
Federal National                 406,000     5.008+         10/20/98          405,990
Mortgage Association             375,000     5.023+         11/03/98          374,976
                                 200,000     4.933+          1/21/99          199,969
                                 271,000     5.40            2/02/99          271,108
                                 200,000     5.38            2/12/99          200,080
                                $ 20,000     5.41 %          2/23/99         $ 20,012
                                  75,000     5.37            2/26/99           75,038
                                 825,000     4.933+          3/03/99          824,853
                                 100,000     5.57            3/05/99          100,180
                                 334,500     5.53            3/16/99          335,102
                                 200,000     4.62+           6/02/99          199,778
                                 315,000     4.943+          7/15/99          314,876
                                  40,000     4.62+           7/26/99           39,945
                                 580,000     4.948+          7/30/99          579,599
                                 100,000     5.86            7/30/99          100,680
                                  80,000     5.86            8/04/99           80,552
                                 255,000     5.008+          8/19/99          254,834
                                 610,000     5.08            9/24/99          610,488
                                 117,000     5.83            9/27/99          117,936
                                 324,000     5.043+         10/27/99          323,836
                                 200,000     5.60            1/12/00          201,640
                                 100,000     5.51            2/04/00          100,720
                                  30,000     5.71            3/22/00           30,078
-------------------------------------------------------------------------------------
Student Loan Marketing           247,000     5.192+         10/06/98          246,997
Association                      184,000     5.013+         11/25/98          183,989
                                  65,000     5.80           12/18/98           65,072
                                  75,000     4.743+          2/22/99           74,929
                                 100,000     5.53            7/16/99          100,380
                                  81,000     4.50            8/02/99           80,660
                                  18,000     5.81            1/27/00           18,000
                                 278,000     4.988+          2/04/00          277,910
-------------------------------------------------------------------------------------
US Treasury Notes                100,000     6.75            6/30/99          101,469
                                  50,000     4.50            9/30/00           50,156
-------------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$11,128,092) ..................................  11,137,464
-------------------------------------------------------------------------------------
Face
Amount                             Issue
-------------------------------------------------------------------------------------
                       Repurchase Agreements**--0.3%
-------------------------------------------------------------------------------------
$ 37,645            Aubrey G. Lanston & Co., Inc., purchased                   37,645
                    on 9/30/1998 to yield 5.75% to 10/01/1998
-------------------------------------------------------------------------------------
 100,000            Lehman Brothers, Inc., purchased on                       100,000
                    9/30/1998 to yield 5.80% to 10/01/1998
-------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$137,645) ...........................      137,645
-------------------------------------------------------------------------------------
Total Investments (Cost--$54,280,882)--100.6% ..........................   54,301,006

Liabilities in Excess of Other Assets--(0.6%) ..........................     (337,700)
                                                                          -----------
Net Assets--100.0% .....................................................  $53,963,306
                                                                          ===========

* Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at September 30, 1998.
**    Repurchase Agreements are fully collateralized by US Government
      Obligations.
+     Variable Rate Notes.
++    Subject to principal paydowns.
      See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1998

Assets:
Investments, at value (identified cost--$54,280,882,257+) (Note 1a)............                      $ 54,301,006,432
Cash...........................................................................                               250,862
Receivables:
  Interest.....................................................................    $ 277,418,263
  Securities sold..............................................................      245,664,764          523,083,027
                                                                                   -------------
Prepaid registration fees (Note 1e)............................................                             1,043,379
                                                                                                     ----------------
Total assets...................................................................                        54,825,383,700
                                                                                                     ----------------
Liabilities:
Payables:
  Securities purchased.........................................................      828,026,498
  Investment adviser (Note 2)..................................................       16,783,773
  Distributor (Note 2).........................................................       12,662,900
  Beneficial interest redeemed.................................................           21,380          857,494,551
                                                                                   -------------
Accrued expenses and other liabilities.........................................                             4,583,384
                                                                                                     ----------------
Total liabilities..............................................................                           862,077,935
                                                                                                     ----------------
Net Assets.....................................................................                      $ 53,963,305,765
                                                                                                     ================
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized.....................................................................                      $  5,394,318,159
Paid-in capital in excess of par...............................................                        48,548,863,431
Unrealized appreciation on investments--net....................................                            20,124,175
                                                                                                     ----------------
Net Assets--Equivalent to $1.00 per share based on 53,943,181,588 shares of
beneficial interest outstanding................................................                      $ 53,963,305,765
                                                                                                     ================

+ Cost for Federal income tax purposes. As of September 30, 1998, net unrealized appreciation for Federal income tax purposes amounted to $20,124,175, of which $21,641,777 related to appreciated securities and $1,517,602 related to depreciated securities.

      See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998

Investment Income (Note 1d):
Interest and amortization of premium and discount earned.....................                                $  1,463,558,877
Expenses:
Investment advisory fees (Note 2)............................................        $     97,829,433
Distribution fees (Note 2)...................................................              32,195,497
Transfer agent fees (Note 2).................................................               9,439,973
Registration fees (Note 1e)..................................................               3,912,001
Interest expense (Note 4)....................................................               1,388,594
Accounting services (Note 2).................................................                 727,095
Custodian fees...............................................................                 574,301
Printing and shareholder reports.............................................                 329,300
Professional fees............................................................                  74,526
Trustees' fees and expenses..................................................                  49,841
Other........................................................................                 103,773
                                                                                     ----------------
Total expenses...............................................................                                     146,624,334
                                                                                                             ----------------
Investment income--net.......................................................                                   1,316,934,543
Realized Gain on Investments--Net (Note 1d)..................................                                       6,136,640
Change in Unrealized Appreciation/Depreciation on Investments--Net...........                                      28,989,932
                                                                                                             ----------------
Net Increase in Net Assets Resulting from Operations.........................                                $  1,352,061,115
                                                                                                             ================

See Notes to Financial Statements.

CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        For the Six               For the
                                                                                       Months Ended              Year Ended
Increase (Decrease) in Net Assets:                                                    Sept. 30, 1998           March 31, 1998
-----------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net.......................................................        $  1,316,934,543        $  2,311,941,375
Realized gain on investments--net............................................               6,136,640               5,277,494
Change in unrealized appreciation/depreciation on investments--net...........              28,989,932              15,324,920
                                                                                     ----------------        ----------------
Net increase in net assets resulting from operations.........................           1,352,061,115           2,332,543,789
                                                                                     ----------------        ----------------
Dividends & Distributions to Shareholders (Note 1f):
Investment income--net.......................................................          (1,316,934,543)         (2,311,941,375)
Realized gain on investments--net............................................              (6,136,640)             (5,277,494)
                                                                                     ----------------        ----------------
Net decrease in net assets resulting from dividends and distributions
to shareholders..............................................................          (1,323,071,183)         (2,317,218,869)
                                                                                     ----------------        ----------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares.............................................         111,653,390,360         202,384,030,927
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1f)..........................................................           1,320,284,331           2,312,393,811
                                                                                     ----------------        ----------------
                                                                                      112,973,674,691         204,696,424,738
Cost of shares redeemed......................................................        (109,963,138,460)       (195,772,722,923)
                                                                                     ----------------        ----------------
Net increase in net assets derived from beneficial interest transactions.....           3,010,536,231           8,923,701,815
                                                                                     ----------------        ----------------
Net Assets:
Total increase in net assets.................................................           3,039,526,163           8,939,026,735
Beginning of period..........................................................          50,923,779,602          41,984,752,867
                                                                                     ----------------        ----------------
End of period................................................................        $ 53,963,305,765        $ 50,923,779,602
                                                                                     ================        ================

See Notes to Financial Statements.

CMA MONEY FUND
FINANCIAL HIGHLIGHTS

                                                 For the Six
The following per share data and ratios have        Months
been derived from information provided in the       Ended                           For the Year Ended March 31,
financial statements.                             Sept. 30,       --------------------------------------------------------------
Increase (Decrease) in Net Asset Value:              1998             1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ........   $      1.00       $      1.00      $      1.00      $      1.00      $      1.00
                                                -----------       -----------      -----------      -----------      -----------
Investment income--net ......................         .0254             .0512            .0490            .0529            .0437
Realized and unrealized gain on
investments--net ............................         .0007             .0004               --            .0003            .0005
                                                -----------       -----------      -----------      -----------      -----------
Total from investment operations ............         .0261             .0516            .0490            .0532            .0442
                                                -----------       -----------      -----------      -----------      -----------
Less dividends and distributions:
  Investment income--net ....................        (.0254)           (.0512)          (.0490)          (.0529)          (.0437)
  Realized gain on investments--net .........        (.0001)           (.0001)          (.0002)          (.0006)          (.0003)
                                                -----------       -----------      -----------      -----------      -----------
Total dividends and distributions ...........        (.0255)           (.0513)          (.0492)          (.0535)          (.0440)
                                                -----------       -----------      -----------      -----------      -----------
Net asset value, end of period ..............   $      1.00       $      1.00      $      1.00      $      1.00      $      1.00
                                                ===========       ===========      ===========      ===========      ===========
Total Investment Return .....................          5.16%*            5.26%            5.04%            5.49%            4.50%
                                                ===========       ===========      ===========      ===========      ===========
Ratios to Average Net Assets:
Expenses, excluding interest expense ........           .56%*             .56%             .55%              --               --
                                                ===========       ===========      ===========      ===========      ===========
Expenses ....................................           .56%*             .57%             .56%             .56%             .56%
                                                ===========       ===========      ===========      ===========      ===========
Investment income and realized gain on
investments--net ............................          5.09%*            5.13%            4.89%            5.35%            4.42%
                                                ===========       ===========      ===========      ===========      ===========
Supplemental Data:
Net assets, end of period (in thousands) ....   $53,963,306       $50,923,780      $41,984,753      $36,922,858      $29,066,762
                                                ===========       ===========      ===========      ===========      ===========

*     Annualized.

      See Notes to Financial Statements.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

For the purpose of valuation, the maturity of variable rate certificates of deposit, variable rate commercial paper, short-term corporate bond notes and variable rate corporate notes is deemed to be the next coupon date on which the interest rate is to be adjusted. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income, including amortization of premium and discount, is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.


14
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CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it may establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

For the six months ended September 30, 1998, the average amount outstanding was approximately $54,582,000 and the daily weighted average interest rate was 5.07%.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.

CMA Money Fund
Box 9011
Princeton, NJ 08543-9011                                            #11213--9/98

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